1933 Act/Rule 497(j)


                                 January 3, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:      Phoenix Investment Trust 97
         Registration Nos. 333-34537 and 811-08343

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on December 20, 2006.

                                 Sincerely,


                                 /s/ Kevin J. Carr
                                 Kevin J. Carr